Investments Accounted for Using the Equity Method - Summary of Fair Values of Investments in Associates with Available Published Price Quotation (Detail) - Level 1 of fair value hierarchy [member]
$ in Thousands, $ in Thousands
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 2,141,249	$ 77,190	$ 1,317,692
ChipMos Technologies Inc [member]
Disclosure of associates and joint ventures [line items]
Fair value of investments in associates with available published price quotation	$ 3,835,045	$ 138,250	$ 2,710,572